American Funds College 2033 Fund ®
American Funds College 2033 Fund ®
American Funds College Target Date Series® Prospectus Supplement August 14, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each series fund of the series is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information shown below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Funds College 2033 Fund ® Class 529-A
Management fees	none
Distribution and/or service (12b-1) fees	0.24%	[1]
Other expenses	0.24%
Acquired (underlying) fund fees and expenses	0.40%
Total annual fund operating expenses	0.88%
Expense reimbursement	0.01%	[2]
Total annual fund operating expenses after expense reimbursement	0.87%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example
Expense Example	American Funds College 2033 Fund ® Class 529-A USD ($)
1 year	$ 510
3 years	693
5 years	891
10 years	$ 1,462

Keep this supplement with your prospectus.